Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2024
Warrants Liability [Abstract]
Schedule of Warrants Classified as Derivative Financial Liabilities

The following represents warrants, denominated in Canadian dollars, and classified as derivative financial liabilities:

	Year ended December 31, 2024		Year ended December 31, 2023
	Number of warrants	$	Number of warrants	$

Opening balance	1,836,150	1,638,808	2,391,700	1,462,126
Subscription Warrants issued – March 2024 (b)	2,250,000	1,193,632	–	–
Warrants exercised	(1,836,150)	(1,784,361)	(555,550)	(1,126,799)
Fair value revaluation of warrants liability (a) (b)	–	2,115,036	–	1,303,481
Balance	2,250,000	3,163,115	1,836,150	1,638,808
Current portion	(2,250,000)	(3,163,115)	(1,836,150)	(1,638,808)
Long-term portion	–	–	–	–

(a)	Subscription Warrants – October 2022 Offering
(b)	Subscription Warrants – March 2024 Offering

Schedule of Offering Date Fair Value of Warrants Determined

The issue date fair value of the Warrants was determined to be C$0.55 per warrant with the resulting allocation of the total proceeds for the October 2022 Offering being:

	C$	$
Warrants liability – Subscription Warrants	1,326,628	972,627
Share capital – Subscription Shares	9,436,022	6,918,089
Total gross proceeds	10,762,650	7,890,716

The issue date fair value of the Warrants was determined to be C$0.72 per warrant with the resulting allocation of the total proceeds for the March 2024 Offering being:

	C$	$
Warrants liability – Subscription Warrants	1,620,000	1,193,634
Share capital – Subscription Shares	17,280,000	12,732,095
Total gross proceeds	18,900,000	13,925,729

Schedule of Fair value for Subscription Warrants following Weighted Average Assumptions

Fair value for the Subscription Warrants was determined using the Binomial pricing model following weighted average assumptions as at December 31, 2024:

Weighted average share price	C$5.97
Weighted average risk-free interest rate	3.09%
Weighted average dividend yield	Nil
Weighted average stock price volatility	52.56%
Weighted average period to expiry (years)	2.17